Assets in the course of construction - Addditional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets In The Course Of Construction [Line Items]
Impairment charge			€ 425
Space segment [member]
Disclosure Of Assets In The Course Of Construction [Line Items]
Borrowing costs capitalised	€ 31	€ 16	€ 28
Percentage of weighted average effective rate	3.96%	3.45%	3.10%
Percentage of weighted average interest rate	3.70%	3.14%	2.97%
Addition on assets in course of construction for o3b mpower	€ 106	€ 159
Addition on assets in course of construction for geo satellites	€ 62	€ 129